CONSOLIDATED STATEMENT OF INCOME AND LOSS AND OTHER COMPREHENSIVE INCOME AND LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 6,566.2	$ 5,183.3	$ 4,400.4
Cost of goods sold	(2,781.9)	(2,311.5)	(2,092.3)
Gross profit	3,784.3	2,871.8	2,308.1
Selling, general and administrative expenses	(3,104.6)	(2,430.4)	(2,014.5)
Impairment losses	(14.0)	(1.9)	(2.4)
Other operating income	36.1	31.3	11.2
Operating profit	701.8	470.8	302.5
Interest expense	(97.7)	(219.0)	(397.6)
Foreign currency exchange gains/(losses), net & other finance costs	14.0	(67.6)	(15.8)
Loss on debt extinguishment	0.0	(31.8)	0.0
Interest income	6.4	8.8	6.4
Net finance cost	(77.3)	(309.6)	(407.0)
Income/(loss) before tax	624.5	161.2	(104.6)
Income tax expense	(184.1)	(82.8)	(104.2)
Net income/(loss)	440.4	78.4	(208.8)
Net income/(loss) attributable to:
Equity holders of the Company	427.4	72.6	(208.6)
Non-controlling interests	$ 13.0	$ 5.8	$ (0.2)
Earnings/(Loss) per share
Basic earnings/(loss) per share (in USD per share)	$ 0.77	$ 0.15	$ (0.54)
Diluted earnings/(loss) per share (in USD per share)	$ 0.76	$ 0.14	$ (0.54)
Net income/(loss)	$ 440.4	$ 78.4	$ (208.8)
Items that will not be reclassified to income or loss
Remeasurement effects of postemployment benefit plans	9.9	2.3	4.4
Income tax related to remeasurement effects	(2.1)	(0.4)	(0.8)
Revaluations of other investments through OCI	0.0	3.5	0.0
Items that subsequently may be reclassified to profit or loss
Translation differences	356.4	(138.2)	(116.3)
Cash flow hedges	(76.5)	37.8	(9.4)
Income tax related to cash flow hedges	13.5	(7.7)	1.9
Other comprehensive income/(loss), net of tax	301.2	(102.7)	(120.2)
TOTAL COMPREHENSIVE INCOME/(LOSS)	741.6	(24.3)	(329.0)
Total comprehensive income/(loss) attributable to:
Equity holders of the Company	728.6	(30.1)	(328.8)
Non-controlling interests	$ 13.0	$ 5.8	$ (0.2)